SUBSEQUENT EVENTS (Details) - Dongyuan - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2020	Jan. 31, 2020	Apr. 08, 2020	Dec. 31, 2019
Interest rate (as a percent)				5.00%
Subsequent Event
Interest rate (as a percent)		5.00%
Subsequent Event | Hebi School
First principle amount		¥ 9,000
Second principle amount		7,000
Third principle amount		¥ 2,900
Fourth principle amount	¥ 1,000
Interest rate (as a percent)	5.00%
Maturity date of first and second principle amount		Mar. 31, 2020
Maturity date of third principle amount		Mar. 25, 2020
Maturity date of fourth principle amount	Mar. 09, 2021
Equity interest rate			51.00%